Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Allocated expenses	$ 23.4	$ 23.2	$ 27.5
Other SunCoke Entities
Related Party Transaction [Line Items]
Accounts receivable	3.1	6.4
Purchases	29.9	18.1
Coal logistics revenues
Related Party Transaction [Line Items]
Revenues	13.1	4.3
Other SunCoke Entities to Satisfy Commercial Agreements
Related Party Transaction [Line Items]
Revenues		19.2
Purchases		$ 6.0